UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Assumptions Used
The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model based on the following assumptions as of the grant date.

	2017	2016
Risk free interest rate	1.5%	1.5%
Expected volatility of common units(1)	44.8%	44.8%
Expected dividend yield(2)	0.0%	0.0%
Expected life of options (in years)	5.0 years	5.0 years

(1) The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common units.
(2) The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of distributions, declared and paid on a per unit basis.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
A summary of option activity for the year ended December 31, 2018 is presented below:

(in thousands of $, except per unit data)	Units (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2017	99	$18.24	3.9

Options outstanding at December 31, 2018	99	$16.10	2.9

Options exercisable at:
December 31, 2018	66	16.10	2.9
December 31, 2017	33	18.24	3.9

	Year ended December 31
(in thousands of $)	2018	2017	2016
Fair value of unit options which fully vested in the year	233	233	—

Compensation cost recognized in the consolidated statement of operations	234	238	23